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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

April 7, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-164953)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") to the Registration Statement on Form N-4 under the Securities Act of 1933 for the above referenced registration of a modified single purchase payment deferred variable annuity contract to be issued by the Company.

     This Pre-Effective Amendment is being filed to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to designate a new effective date.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel - Annuities